Material accounting policy information - Revenue (Details)	12 Months Ended
Dec. 31, 2025
Bottom of range
Disclosure of disaggregation of revenue from contracts with customers [line items]
Sales of goods, credit term (in days)	30 days
Top of range
Disclosure of disaggregation of revenue from contracts with customers [line items]
Sales of goods, credit term (in days)	45 days